Benefit Plans (Changes in Fair Value of Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of year	$ 4,236
Fair value of plan assets, end of year	4,824	$ 4,236
Qualified Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of year	4,369	4,223
Actual return on plan assets	356	(70)
Employer contributions	360	126
Benefits paid	(94)	(80)
Acquisitions	53	170
Fair value of plan assets, end of year	5,044	4,369
Funded status at end of year	1,105	896
Nonqualified Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	11	15
Benefits paid	(11)	(15)
Acquisitions	0	0
Fair value of plan assets, end of year	0	0
Funded status at end of year	$ (426)	$ (392)